OPERATING SEGMENTS - Segment result reconciliation (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2022 IDR (Rp)
Disclosure of operating segments [line items]
Finance income	Rp 1,367	$ 85	Rp 1,061	Rp 878
Finance cost	5,221	324	4,692	4,077
Share of profit (loss) of long-term investment in associates	3	0	1	(87)
Profit before income tax consolidation	39,158	$ 2,432	40,855	36,430
Operating Segments.
Disclosure of operating segments [line items]
Total segment results	42,687		45,464	42,394
Loss from other non-operating segments	(2,699)		(2,679)	(1,772)
Finance income	1,367		1,061	878
Profit before income tax consolidation	42,687		45,464	42,394
Adjustment and inter-segment elimination
Disclosure of operating segments [line items]
Adjustment and elimination	3,003		1,599	(1,041)
Finance cost	(5,208)		(4,652)	(4,033)
Share of profit (loss) of long-term investment in associates	3		1	(87)
IFRS reconciliation	Rp 5		Rp 61	Rp 91